1
See Notes to Consolidated Schedule of Investments.
BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited)
March 31, 2025
US$ THOUSANDS
DATE
ACQUIRED

FOOTNOTE LOCATION COST
2
FAIR
VALUE
PRIVATE INVESTMENTS - 76.8%
PRIVATE EQUITY INVESTMENTS - 64.5%
Renewable Power & Transition 27.0%
Canadian Wind Portfolio (Ontario Wind) November 2022 3,4,5 North America $ 107,793 $ 109,579
Colombian Renewable Power (Isagen) December 2022 3,5,6 Latin America 102,221 97,053
Global Renewable Power (Neoen) December 2024 3,5,6 Global 286,732 301,696
Nuclear Services (Westinghouse) November 2023 3,5,6 North America 114,765 153,313
Terraform Renewable Power (TERP) November 2022 3,5,6 Global 171,280 158,656
U.K. Offshore Wind (Orsted) December 2024 3,5,6 Europe 14,628 15,468
U.K. Wind & Solar (OnPath) December 2023 3,5,6 Europe 16,100 19,323
U.S. Hydro (Smoky Mountain) March 2023 3,4,5,7 North America 83,222 120,996
Total Renewable Power & Transition 896,741 976,084
Transport 16.5%
European LNG Vessels (Knutsen LNG) March 2023 5 Europe 37,500 30,569
Global Container Network (Triton International) April 2023 3,5,6 North America 82,111 98,254
U.K. & European Diversified Infrastructure October 2024 5,8 Europe 280,645 292,799
U.S. Toll Road (SH 130) December 2024 5 North America 167,976 173,134
Total Transport 568,232 594,756
Utilities 13.0%
Australian Utility (AusNet Services) November 2022 3,4,5 Asia Pacific 92,214 102,876
North American Residential Infrastructure (Enercare) November 2022 3,4,5 North America 118,092 140,201
North American Residential Infrastructure (Homeserve) January 2023 3,5,6 North America 89,943 102,701
U.K. Utility (SGN) November 2022 3,4,5 Europe 51,268 61,042
U.S. Utility (FirstEnergy Transmission) November 2022 3,5,6 North America 56,033 61,722
Total Utilities 407,550 468,542
Midstream 4.9%
Canadian Midstream (Inter Pipeline) November 2022 3,4,5 North America 164,195 178,811
Total Midstream 164,195 178,811
Data 3.1%
European Telecom Towers (GD Towers) February 2023 3,5,6 Europe 91,367 105,393
U.S. Semiconductor Foundry (Intel Partnership) January 2023 3,4,5 North America – –
U.S. Wireless Infrastructure (SVP) December 2024 3,4,5 North America 7,500 7,831
Total Data 98,867 113,224
Total PRIVATE EQUITY INVESTMENTS 2,135,585 2,331,417
PRIVATE DEBT INVESTMENTS - 12.3%
BII BID Aggregator A L.P. December 2023 3,5,9 North America 309,075 310,104
BII BID Aggregator B L.P. December 2023 3,5,9 North America 84,650 86,988
BII BID Preferred Aggregator L.P. May 2024 3,5,9 North America 45,799 46,436
Total PRIVATE DEBT INVESTMENTS 439,524 443,528
Total PRIVATE INVESTMENTS 2,575,109 2,774,945
US$ THOUSANDS FOOTNOTE LOCATION
PRINCIPAL
AMOUNT
FAIR
VALUE
LIQUID PORTFOLIO 27.8%
Corporate Bonds 26.2%
Infrastructure Services 1.2%
Republic Services, Inc., 0.88%, 11/15/2025 North America 1,752 1,712
Republic Services, Inc., 2.90%, 07/01/2026 North America 10,555 10,382
Waste Connections, Inc., 4.25%, 12/01/2028 North America 11,335 11,235
Waste Management, Inc., 3.15%, 11/15/2027 North America 11,600 11,273
Waste Management, Inc., 4.50%, 03/15/2028 North America 2,067 2,078

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited) (continued)
March 31, 2025
See Notes to Consolidated Schedule of Investments.

Brookfield
US$ THOUSANDS FOOTNOTE LOCATION
PRINCIPAL
AMOUNT
FAIR
VALUE
LIQUID PORTFOLIO 27.8% (continued)
Corporate Bonds 26.2% (continued)
Infrastructure Services 1.2% (continued)
Xylem, Inc., 1.95%, 01/30/2028 North America $ 7,440 $ 6,941
Total Infrastructure Services 44,749 43,621
Oil Gas Transportation & Distribution 8.9%
Antero Midstream Partners LP, 5.75%, 03/01/2027 10 North America 8,110 8,086
Antero Midstream Partners LP, 6.63%, 02/01/2032 10 North America 449 456
Boardwalk Pipelines LP, 4.45%, 07/15/2027 North America 11,175 11,105
Buckeye Partners LP, 3.95%, 12/01/2026 North America 532 518
Buckeye Partners LP, 4.13%, 12/01/2027 North America 4,395 4,228
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/2029 North America 3,640 3,472
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027 North America 12,978 13,081
Cheniere Energy, Inc., 4.63%, 10/15/2028 North America 10,244 10,126
DCP Midstream Operating LP, 5.63%, 07/15/2027 North America 12,725 12,933
DT Midstream, Inc., 4.13%, 06/15/2029 10 North America 6,094 5,740
Enbridge, Inc., 3.70%, 07/15/2027 North America 15,075 14,792
Energy Transfer LP, 2.90%, 05/15/2025 North America 6,603 6,588
Energy Transfer LP, 4.75%, 01/15/2026 North America 281 281
Energy Transfer LP, 4.95%, 06/15/2028 North America 263 265
Energy Transfer LP, 5.25%, 04/15/2029 North America 429 434
Energy Transfer LP, 5.50%, 06/01/2027 North America 705 715
Energy Transfer LP, 6.00%, 02/01/2029 10 North America 12,050 12,251
Enterprise Products Operating LLC, 3.13%, 07/31/2029 North America 410 388
Enterprise Products Operating LLC, 3.70%, 02/15/2026 North America 4,390 4,360
Enterprise Products Operating LLC, 3.95%, 02/15/2027 North America 6,650 6,611
Enterprise Products Operating LLC, 4.15%, 10/16/2028 North America 1,706 1,688
Enterprise Products Operating LLC, 4.60%, 01/11/2027 North America 3,580 3,599
EQM Midstream Partners LP, 4.50%, 01/15/2029 10 North America 3,975 3,847
Gulfstream Natural Gas System LLC, 4.60%, 09/15/2025 10 North America 1,205 1,201
Gulfstream Natural Gas System LLC, 6.19%, 11/01/2025 10 North America 755 759
Hess Midstream Operations LP, 5.13%, 06/15/2028 10 North America 8,720 8,583
Hess Midstream Operations LP, 6.50%, 06/01/2029 10 North America 461 469
Kinder Morgan, Inc., 4.30%, 06/01/2025 North America 8,800 8,792
Kinder Morgan, Inc., 4.30%, 03/01/2028 North America 2,195 2,177
Kinder Morgan, Inc., 5.00%, 02/01/2029 North America 2,303 2,321
Kinetik Holdings LP, 6.63%, 12/15/2028 10 North America 4,810 4,891
MPLX LP, 1.75%, 03/01/2026 North America 285 278
MPLX LP, 4.00%, 03/15/2028 North America 8,285 8,129
MPLX LP, 4.13%, 03/01/2027 North America 1,455 1,442
MPLX LP, 4.88%, 06/01/2025 North America 1,570 1,570
Northwest Pipeline LLC, 4.00%, 04/01/2027 North America 2,087 2,063
NuStar Logistics LP, 5.63%, 04/28/2027 North America 512 510
NuStar Logistics LP, 6.00%, 06/01/2026 North America 3,630 3,646
ONEOK, Inc., 4.00%, 07/13/2027 North America 1,214 1,199
ONEOK, Inc., 4.55%, 07/15/2028 North America 6,805 6,774
ONEOK, Inc., 5.38%, 06/01/2029 North America 5,290 5,364
ONEOK, Inc., 5.55%, 11/01/2026 North America 644 652
ONEOK, Inc., 5.85%, 01/15/2026 North America 2,160 2,176
Parkland Corp., 4.50%, 10/01/2029 10 North America 548 517
Parkland Corp., 5.88%, 07/15/2027 10 North America 3,705 3,692
Plains All American Pipeline LP, 3.55%, 12/15/2029 North America 3,055 2,876
Plains All American Pipeline LP, 4.65%, 10/15/2025 North America 10,819 10,815
Rockies Express Pipeline LLC, 3.60%, 05/15/2025 10 North America 1,240 1,235
Rockies Express Pipeline LLC, 4.95%, 07/15/2029 10 North America 681 652
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028 North America 3,915 3,868

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited) (continued)
March 31, 2025
See Notes to Consolidated Schedule of Investments.
US$ THOUSANDS FOOTNOTE LOCATION
PRINCIPAL
AMOUNT
FAIR
VALUE
LIQUID PORTFOLIO 27.8% (continued)
Corporate Bonds 26.2% (continued)
Oil Gas Transportation & Distribution 8.9% (continued)
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026 North America $ 1,852 $ 1,868
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027 10 North America 18,450 18,450
South Bow USA Infrastructure Holdings LLC, 5.03%, 10/01/2029 10 North America 1,898 1,882
Spectra Energy Partners LP, 3.38%, 10/15/2026 North America 2,103 2,065
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 10 North America 4,430 4,515
Targa Resources Corp., 5.20%, 07/01/2027 North America 2,057 2,080
Targa Resources Partners LP, 6.88%, 01/15/2029 North America 14,440 14,765
Texas Eastern Transmission LP, 3.50%, 01/15/2028 10 North America 3,340 3,233
TransCanada PipeLines Ltd., 4.25%, 05/15/2028 North America 1,794 1,770
TransCanada PipeLines Ltd., 4.88%, 01/15/2026 North America 13,120 13,129
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/2028 North America 13,215 12,971
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029 10 North America 10,160 9,405
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/2030 10 North America 448 455
Western Midstream Operating LP, 4.65%, 07/01/2026 North America 1,876 1,874
Western Midstream Operating LP, 4.75%, 08/15/2028 North America 13,278 13,210
Whistler Pipeline LLC, 5.40%, 09/30/2029 10 North America 4,250 4,277
Williams Cos., Inc. (The), 5.30%, 08/15/2028 North America 2,425 2,475
Total Oil Gas Transportation & Distribution 322,744 320,639
Telecommunications 5.2%
American Tower Corp., 2.75%, 01/15/2027 North America 1,538 1,489
American Tower Corp., 3.38%, 10/15/2026 North America 575 564
American Tower Corp., 3.65%, 03/15/2027 North America 6,015 5,911
American Tower Corp., 5.25%, 07/15/2028 North America 4,965 5,050
AT&T, Inc., 1.70%, 03/25/2026 North America 15,539 15,112
British Telecommunications plc, 5.13%, 12/04/2028 Europe 12,800 12,979
CCO Holdings LLC, 6.38%, 09/01/2029 10 North America 2,684 2,675
Charter Communications Operating LLC, 3.75%, 02/15/2028 North America 756 732
Charter Communications Operating LLC, 4.91%, 07/23/2025 North America 3,854 3,849
Charter Communications Operating LLC, 6.10%, 06/01/2029 North America 1,219 1,258
Charter Communications Operating LLC, 6.15%, 11/10/2026 North America 4,035 4,116
Cogent Communications Group LLC, 3.50%, 05/01/2026 10 North America 4,898 4,774
Comcast Corp., 2.35%, 01/15/2027 North America 17,925 17,316
Comcast Corp., 3.15%, 03/01/2026 North America 2,074 2,050
Cox Communications, Inc., 3.50%, 08/15/2027 10 North America 9,930 9,680
Cox Communications, Inc., 5.45%, 09/15/2028 10 North America 305 312
Crown Castle, Inc., 4.00%, 03/01/2027 North America 1,430 1,410
Crown Castle, Inc., 4.45%, 02/15/2026 North America 9,005 8,978
Crown Castle, Inc., 5.00%, 01/11/2028 North America 3,638 3,650
Crown Castle, Inc., 5.60%, 06/01/2029 North America 2,032 2,074
Digital Realty Trust LP, 3.70%, 08/15/2027 North America 7,610 7,470
Equinix, Inc., 1.45%, 05/15/2026 North America 1,275 1,232
Equinix, Inc., 1.55%, 03/15/2028 North America 933 856
Equinix, Inc., 1.80%, 07/15/2027 North America 2,940 2,764
Frontier Communications Holdings LLC, 5.88%, 10/15/2027 10 North America 4,250 4,237
Frontier Communications Holdings LLC, 8.63%, 03/15/2031 10 North America 428 456
Rogers Communications, Inc., 3.20%, 03/15/2027 North America 18,671 18,155
Rogers Communications, Inc., 3.63%, 12/15/2025 North America 322 319
Sprint Capital Corp., 6.88%, 11/15/2028 North America 3,920 4,182
Sprint LLC, 7.63%, 03/01/2026 North America 1,781 1,809
TELUS Corp., 3.70%, 09/15/2027 North America 4,490 4,398
T-Mobile USA, Inc., 1.50%, 02/15/2026 North America 635 618
T-Mobile USA, Inc., 3.38%, 04/15/2029 North America 1,866 1,772
T-Mobile USA, Inc., 3.50%, 04/15/2025 North America 7,905 7,901

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited) (continued)
March 31, 2025
See Notes to Consolidated Schedule of Investments.

Brookfield
US$ THOUSANDS FOOTNOTE LOCATION
PRINCIPAL
AMOUNT
FAIR
VALUE
LIQUID PORTFOLIO 27.8% (continued)
Corporate Bonds 26.2% (continued)
Telecommunications 5.2% (continued)
T-Mobile USA, Inc., 3.75%, 04/15/2027 North America $ 6,040 $ 5,951
Verizon Communications, Inc., 2.10%, 03/22/2028 North America 1,162 1,085
Verizon Communications, Inc., 4.02%, 12/03/2029 North America 840 817
Verizon Communications, Inc., 4.33%, 09/21/2028 North America 8,965 8,911
Videotron Ltd., 5.13%, 04/15/2027 10 North America 9,715 9,693
Virgin Media Secured Finance plc, 5.50%, 05/15/2029 10 Europe 1,565 1,482
Vodafone Group plc, 4.38%, 05/30/2028 Europe 215 216
Total Telecommunications 190,745 188,303
Transportation 1.3%
Canadian National Railway Co., 2.75%, 03/01/2026 North America 4,075 4,015
Canadian Pacific Railway Co., 1.75%, 12/02/2026 North America 8,464 8,097
CSX Corp., 2.60%, 11/01/2026 North America 11,570 11,262
CSX Corp., 3.80%, 03/01/2028 North America 4,250 4,181
Norfolk Southern Corp., 2.90%, 06/15/2026 North America 8,443 8,295
Union Pacific Corp., 2.75%, 03/01/2026 North America 1,893 1,865
Union Pacific Corp., 4.75%, 02/21/2026 North America 9,620 9,643
Total Transportation 48,315 47,358
Utility 9.6%
AEP Texas, Inc., 3.85%, 10/01/2025 10 North America 9,187 9,129
AES Corp. (The), 1.38%, 01/15/2026 North America 4,065 3,953
Ameren Corp., 1.75%, 03/15/2028 North America 8,630 7,948
Ameren Corp., 5.00%, 01/15/2029 North America 1,680 1,694
Ameren Corp., 5.70%, 12/01/2026 North America 250 254
Black Hills Corp., 5.95%, 03/15/2028 North America 5,145 5,326
Calpine Corp., 5.13%, 03/15/2028 10 North America 4,250 4,183
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028 North America 12,947 13,189
Clearway Energy Operating LLC, 4.75%, 03/15/2028 10 North America 7,203 6,977
CMS Energy Corp., 3.45%, 08/15/2027 North America 9,135 8,916
Commonwealth Edison Co., 3.70%, 08/15/2028 North America 275 269
Consolidated Edison Co. of New York, Inc., 4.00%, 12/01/2028 North America 11,420 11,265
Constellation Energy Generation LLC, 3.25%, 06/01/2025 North America 6,370 6,350
Consumers Energy Co., 4.60%, 05/30/2029 North America 2,089 2,091
Consumers Energy Co., 4.65%, 03/01/2028 North America 2,150 2,166
Dominion Energy, Inc., 2.85%, 08/15/2026 North America 6,655 6,501
DTE Electric Co., 1.90%, 04/01/2028 North America 3,411 3,180
DTE Energy Co., 1.05%, 06/01/2025 North America 10,105 10,038
Duke Energy Corp., 2.65%, 09/01/2026 North America 13,255 12,903
Duke Energy Progress LLC, 3.45%, 03/15/2029 North America 2,162 2,081
Emera US Finance LP, 3.55%, 06/15/2026 North America 7,285 7,175
Entergy Arkansas LLC, 3.50%, 04/01/2026 North America 3,202 3,176
Entergy Corp., 0.90%, 09/15/2025 North America 9,185 9,028
Entergy Corp., 1.90%, 06/15/2028 North America 3,300 3,030
Evergy Kansas Central, Inc., 2.55%, 07/01/2026 North America 5,975 5,842
Evergy Kansas Central, Inc., 3.25%, 12/01/2025 North America 1,180 1,170
Eversource Energy, 4.60%, 07/01/2027 North America 2,085 2,085
Eversource Energy, 5.45%, 03/01/2028 North America 8,565 8,746
Exelon Corp., 3.40%, 04/15/2026 North America 16,797 16,601
Exelon Corp., 5.15%, 03/15/2028 North America 275 279
FirstEnergy Corp., 3.90%, 07/15/2027 North America 5,856 5,756
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028 10 North America 3,640 3,693
Florida Power & Light Co., 3.13%, 12/01/2025 North America 3,210 3,180
Florida Power & Light Co., 4.40%, 05/15/2028 North America 2,210 2,211

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited) (continued)
March 31, 2025
See Notes to Consolidated Schedule of Investments.
The following notes should be read in conjunction with the accompanying Consolidated Schedule of Investments.
US$ THOUSANDS FOOTNOTE LOCATION
PRINCIPAL
AMOUNT
FAIR
VALUE
LIQUID PORTFOLIO 27.8% (continued)
Corporate Bonds 26.2% (continued)
Utility 9.6% (continued)
Fortis, Inc., 3.06%, 10/04/2026 North America $ 14,945 $ 14,596
NextEra Energy Capital Holdings, Inc., 1.90%, 06/15/2028 North America 14,900 13,736
NiSource, Inc., 3.49%, 05/15/2027 North America 13,110 12,836
Oncor Electric Delivery Co. LLC, 4.65%, 11/01/2029 North America 11,000 11,003
Pacific Gas and Electric Co., 3.15%, 01/01/2026 North America 5,615 5,542
PPL Capital Funding, Inc., 3.10%, 05/15/2026 North America 10,915 10,736
Public Service Electric and Gas Co., 2.25%, 09/15/2026 North America 275 268
Public Service Electric and Gas Co., 3.00%, 05/15/2027 North America 10,455 10,184
San Diego Gas & Electric Co., 4.95%, 08/15/2028 North America 2,223 2,252
Sempra, 3.30%, 04/01/2025 North America 2,715 2,715
Sempra, 3.40%, 02/01/2028 North America 3,640 3,515
Southern Co. (The), 3.25%, 07/01/2026 North America 2,111 2,077
Southern Co. (The), 4.85%, 06/15/2028 North America 13,075 13,216
Southwestern Electric Power Co., 2.75%, 10/01/2026 North America 6,037 5,866
Tampa Electric Co., 4.90%, 03/01/2029 North America 4,855 4,897
Virginia Electric and Power Co., 3.50%, 03/15/2027 North America 7,692 7,567
Vistra Operations Co. LLC, 4.30%, 07/15/2029 10 North America 5,400 5,221
Vistra Operations Co. LLC, 5.13%, 05/13/2025 10 North America 3,055 3,052
WEC Energy Group, Inc., 4.75%, 01/09/2026 North America 1,868 1,868
WEC Energy Group, Inc., 4.75%, 01/15/2028 North America 11,095 11,152
Xcel Energy, Inc., 3.30%, 06/01/2025 North America 7,350 7,330
Xcel Energy, Inc., 4.00%, 06/15/2028 North America 3,707 3,631
XPLR Infrastructure Operating Partners LP, 3.88%, 10/15/2026 10 North America 3,569 3,430
Total Utility 352,756 347,075
Total Corporate Bonds (Cost $941,170 ) 946,996
Short-Term Investments - 1.6%
SHARES
FAIR
VALUE
Money Market Funds - 1.6%
Fidelity Institutional Money Market Treasury Portfolio, Institutional Class, 4.20% 11 North America 28,174 28,174
Invesco Government & Agency Portfolio, Institutional Class, 4.29% 11 North America 28,174 28,174
Total Money Market Funds 56,348
Total Short-Term Investments (Cost $56,348) 56,348
Total LIQUID PORTFOLIO 27.8% 1,003,344
Total Investments (Cost $ 3,572,627) - 104.6%
3,778,289
Liabilities in Excess of Other Assets - (4.6)%
(167,018)
TOTAL NET ASSETS - 100.0% $ 3,611,271
1 Reflects the date at which the Predecessor Fund initially acquired the investment, where applicable. Certain investments held by the Predecessor
Fund were purchased from affiliates.
2 Cost initially reflects the market value as of the date of Reorganization, where applicable, and is adjusted for subsequent purchases and sales activity.
3 Affiliated security (refer to Note 5 , Investments in Affiliated Issuers, for further details).
4 Held through wholly-owned subsidiaries (refer to Note 2, Significant Accounting Policies, for further details).
5 These securities are characterized as Level 3 securities within the disclosure hierarchy. Level 3 security values are determined using significant unobservable inputs. As of March 31, 2025, the total value of all such securities was $2,774,945,000 or 76.8% of net assets.
6 Indirectly held through an affiliated unconsolidated special purpose vehicle.
7 As defined by the Investment Company Act of 1940, this investment is deemed to be a “controlled person” of the Fund because the Fund owns, either directly or indirectly, 25% or more of the portfolio company's outstanding voting securities.
8 Investment in Federated Hermes Diversified Infrastructure Fund which is comprised of a diversified portfolio of seven U.K. and European transport, utility and renewable power businesses.

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited) (continued)
March 31, 2025
See Notes to Consolidated Schedule of Investments.

Brookfield
Interest Rate Swap Contracts
At March 31, 2025, the Fund had the following interest rate swap contracts outstanding:
Foreign currency forward contracts
At March 31, 2025, the Fund had the following forward exchange contracts outstanding:
9 The Fund’s investments in BII BID Aggregator A L .P. (“Aggregator A”) and BII BID Aggregator B L .P. (“Aggregator B”) as well as BII BID
Preferred Aggregator L.P. ("Preferred Aggregator"), represent equity interests in entities that provide debt loans and preferred equity, respectively, to infrastructure borrowers/issuers, either by committing and funding these transactions entirely with their own capital, or alongside affiliates.
Brookfield Infrastructure Debt Fund III, LP, an affiliate of the Fund, is also an investor in Aggregator A, Aggregator B and Preferred Aggregator (i.e.
a co-investor). Aggregator A, Aggregator B and Preferred Aggregator do not charge management fees and redemption provisions are limited to the liquidity of their investments, which may be limited. The investments are made across multiple sectors, including data, transport, utilities and renewable power & transition.
Aggregator A:
Aggregator A has made loan commitments of $431 million of which $301 million was funded as of March 31, 2025. The coupons for these loans are fixed and, as of March 31, 2025, range from 8% to 10%. The maturities range from April 2027 to January 2032.
Aggregator B:
Aggregator B has made loan commitments of $93 million, all of which were fully funded as of March 31, 2025. The coupons for these loans are comprised of fixed and variable rates and, as of March 31, 2025, range from 9% to 12% (on a swapped to fixed basis). The maturities range from
August 2027 to April 2028.
Preferred Aggregator:
Preferred Aggregator has made preferred equity commitments of $66 million of which $46 million was funded as of March 31, 2025. The coupons for these instruments are fixed and, as of March 31, 2025, range from 9% to 10%. The maturities range from May 2030 to November 2030.
10 Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional buyers. As of March 31, 2025, the total value of such security was $163,590,000 or 4.5% of net assets.
11 The rate shown represents the seven-day yield as of March 31, 2025.
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(Local
Currency) Currency Value
Upfront
Payments
(Receipts)
Unrealized
Gain/(Loss)
(USD)
US$ THOUSANDS
OTC Interest Swap Contracts
Receive 4.236%, Pay 3-month BBSY Quarterly Macquarie 4/17/26 24,000 AUD $ 75 $ — $ 75
Receive 4.921%, Pay 1-day SONIA Quarterly Macquarie 4/17/26 17,316 GBP 203 — 203
Total Interest Rate Swap Contracts ................................................... $ 278 $      — $ 278
Settlement Date Currency to be received Currency to be delivered Counterparty
Unrealized
Gain/(Loss)
(USD)
US$ THOUSANDS
04/03/25 126,685 USD 173,525 CAD Macquarie Group $ 6,064
04/24/25 418 USD 651 AUD Goldman Sachs & Co. 11
04/30/25 485 USD 375 GBP Macquarie Group 1
06/06/25 2,855 USD 4,300 AUD Mizuho Financial Group 166
06/06/25 58,876 USD 53,500 EUR Mizuho Financial Group 799
06/12/25 540 GBP 688 USD Mizuho Financial Group 10
07/22/25 423 USD 659 AUD Goldman Sachs & Co. 11

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited) (continued)
March 31, 2025
See Notes to Consolidated Schedule of Investments.
Settlement Date Currency to be received Currency to be delivered Counterparty
Unrealized
Gain/(Loss)
(USD)
US$ THOUSANDS
08/29/25 29,040 USD 26,000 EUR Mizuho Financial Group $ 672
09/15/25 1,493 USD 2,300 AUD Mizuho Financial Group 53
09/15/25 9,458 USD 12,800 CAD Mizuho Financial Group 481
09/15/25 2,653 USD 2,400 EUR Mizuho Financial Group 32
10/22/25 427 USD 666 AUD Goldman Sachs & Co. 10
12/15/25 5,074 USD 6,900 CAD Mizuho Financial Group 214
01/22/26 427 USD 666 AUD Goldman Sachs & Co. 9
02/02/26 3,812 USD 5,100 CAD Mizuho Financial Group 209
02/27/26 31,006 USD 27,700 EUR Mizuho Financial Group 489
03/31/26 105,681 USD 141,605 CAD Mizuho Financial Group 5,404
03/31/26 1,229 USD 1,100 EUR Mizuho Financial Group 15
04/17/26 15,740 USD 24,615 AUD Goldman Sachs & Co. 312
04/30/26 6,921 USD 6,248 EUR Mizuho Financial Group 21
06/30/26 4,454 USD 6,700 AUD Mizuho Financial Group 246
06/30/26 10,553 USD 14,300 CAD Mizuho Financial Group 394
09/25/26 127,421 USD 170,000 CAD Macquarie Group 6,172
09/30/26 4,817 USD 4,300 EUR Mizuho Financial Group 34
12/21/26 25,111 USD 37,690 AUD Mizuho Financial Group 1,418
06/07/27 5,799 USD 7,786 CAD Mizuho Financial Group 199
06/15/27 1,737 USD 2,600 AUD Mizuho Financial Group 102
06/15/27 1,689 USD 1,500 EUR Mizuho Financial Group 3
06/30/27 15,470 USD 13,650 EUR Goldman Sachs & Co. 119
06/30/27 27,264 USD 21,050 GBP Goldman Sachs & Co. 231
06/30/27 602 USD 900 AUD Mizuho Financial Group 36
06/30/27 3,341 USD 4,500 CAD Mizuho Financial Group 104
06/30/27 15,475 USD 13,650 EUR Mizuho Financial Group 124
06/30/27 27,198 USD 21,050 GBP Mizuho Financial Group 171
09/27/27 51,043 USD 38,669 GBP Mizuho Financial Group 1,335
09/29/27 4,256 USD 5,800 CAD Goldman Sachs & Co. 75
09/30/27 1,801 USD 2,800 AUD Goldman Sachs & Co. 46
09/30/27 21,260 USD 18,700 EUR Goldman Sachs & Co. 160
09/30/27 26,533 USD 20,500 GBP Goldman Sachs & Co. 227
09/30/27 67,297 USD 98,756 AUD Mizuho Financial Group 5,068
09/30/27 21,273 USD 18,700 EUR Mizuho Financial Group 172
09/30/27 26,467 USD 20,500 GBP Mizuho Financial Group 168
12/15/27 27,132 USD 23,800 EUR Goldman Sachs & Co. 202
12/15/27 37,388 USD 28,900 GBP Goldman Sachs & Co. 327
12/15/27 27,148 USD 23,800 EUR Mizuho Financial Group 217
12/15/27 37,291 USD 28,900 GBP Mizuho Financial Group 240
12/31/27 21,216 USD 33,383 AUD Mizuho Financial Group 323
01/31/28 2,515 USD 4,000 AUD Mizuho Financial Group 15
01/31/28 9,002 USD 12,440 CAD Mizuho Financial Group 14
03/31/28 2,612 USD 4,132 AUD Macquarie Group 28
03/31/28 128,877 USD 177,423 CAD Macquarie Group 400
03/31/28 6,553 USD 5,742 EUR Macquarie Group 32
03/31/28 4,800 USD 3,730 GBP Macquarie Group 23

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited) (continued)
March 31, 2025
See Notes to Consolidated Schedule of Investments.

Brookfield
Settlement Date Currency to be received Currency to be delivered Counterparty
Unrealized
Gain/(Loss)
(USD)
US$ THOUSANDS
06/30/28 21,201 USD 33,383 AUD Mizuho Financial Group $ 327
12/29/28 21,170 USD 33,383 AUD Mizuho Financial Group 321
02/12/29 4,270 USD 6,793 AUD Macquarie Group 34
06/29/29 21,119 USD 33,383 AUD Mizuho Financial Group 306
12/31/29 21,062 USD 33,383 AUD Mizuho Financial Group 296
Total unrealized gain ........................................................................... 34,692
04/03/25 173,525 CAD 121,434 USD Macquarie Group (816)
04/24/25 607 USD 499 GBP Goldman Sachs & Co. (38)
04/30/25 65,564 USD 63,356 EUR Macquarie Group (3,050)
06/06/25 2,235 USD 11,326,000 COP Macquarie Group (446)
06/06/25 38,500 EUR 44,086 USD Mizuho Financial Group (2,278)
06/06/25 2,220 USD 1,800 GBP Mizuho Financial Group (104)
06/12/25 1,170 GBP 1,532 USD Mizuho Financial Group (20)
06/12/25 2,153 USD 1,710 GBP Mizuho Financial Group (55)
07/22/25 613 USD 505 GBP Goldman Sachs & Co. (38)
09/15/25 1,364 USD 1,100 GBP Mizuho Financial Group (56)
09/22/25 3,085 USD 13,808,000 COP Macquarie Group (136)
10/15/25 70,161 GBP 91,469 USD Goldman Sachs & Co. (855)
10/15/25 70,161 GBP 91,340 USD Mizuho Financial Group (729)
10/22/25 619 USD 510 GBP Goldman Sachs & Co. (39)
12/15/25 27,568 USD 127,034,000 COP Macquarie Group (1,690)
01/22/26 1,838 USD 2,985 AUD Goldman Sachs & Co. (29)
01/22/26 3,133 USD 2,574 GBP Goldman Sachs & Co. (181)
02/02/26 4,316 USD 3,400 GBP Mizuho Financial Group (68)
04/17/26 21,528 USD 17,788 GBP Goldman Sachs & Co. (1,350)
06/30/26 26,792 USD 127,035,000 COP Macquarie Group (1,572)
12/08/26 16,200 USD 12,945 GBP Mizuho Financial Group (421)
12/15/26 26,053 USD 127,035,000 COP Macquarie Group (1,556)
06/15/27 1,918 USD 1,500 GBP Mizuho Financial Group (6)
09/30/27 4,721 USD 3,753 GBP Macquarie Group (82)
12/15/27 1,409 USD 1,274 EUR Mizuho Financial Group (28)
12/15/27 2,693 USD 2,155 GBP Mizuho Financial Group (62)
12/31/27 22,486 USD 20,221 EUR Goldman Sachs & Co. (352)
01/31/28 1,763 USD 1,600 EUR Mizuho Financial Group (43)
01/31/28 7,007 USD 5,700 GBP Mizuho Financial Group (263)
02/29/28 16,128 USD 14,718 EUR Mizuho Financial Group (502)
06/30/28 22,673 USD 20,221 EUR Goldman Sachs & Co. (309)
09/29/28 4,706 USD 3,753 GBP Macquarie Group (80)
12/29/28 22,851 USD 20,221 EUR Goldman Sachs & Co. (272)
02/12/29 4,600 USD 4,132 EUR Macquarie Group (122)
06/29/29 23,030 USD 20,221 EUR Goldman Sachs & Co. (232)
09/28/29 4,695 USD 3,753 GBP Macquarie Group (77)

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited) (continued)
March 31, 2025
See Notes to Consolidated Schedule of Investments.
Abbreviations
Settlement Date Currency to be received Currency to be delivered Counterparty
Unrealized
Gain/(Loss)
(USD)
US$ THOUSANDS
12/31/29 23,197 USD 20,221 EUR Goldman Sachs & Co. $ (203)
Total unrealized loss ........................................................................... (18,160)
Net unrealized gain ........................................................................... $ 16,532
AUD
— Australian Dollar
CAD
— Canadian Dollar
COP
— Colombian Peso
EUR
— Euro
GBP
— British Pound
USD
— U.S. Dollar
BBSY
— Bank Bill Swap Rate
SONIA
— Sterling Over Night Indexed Average

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Notes to Consolidated Schedule of Investments (Unaudited)
March 31, 2025

Brookfield
1. ORGANIZATION & INVESTMENT OBJECTIVES
Brookfield Infrastructure Income Fund Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company
Act of 1940, as amended (the “1940 Act” or the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund continuously offers its shares of common stock, and seeks to offer periodic liquidity to investors. The Fund's Class I Shares, Class S Shares and Class D Shares commenced operations on November 1, 2023,
December 1, 2023 and March 1, 2024, respectively.
The Fund currently offers shares of four classes of common stock on a continuous basis: Class I Common Shares (“Class
I Shares”), Class D Common Shares (“Class D Shares”), Class S Common Shares (“Class S Shares”), and Class T
Common Shares (“Class T Shares” and, together with the Class I Shares, the Class D Shares, and the Class S Shares,
the “Shares”). The Fund was granted exemptive relief (the “Multi-Class Exemptive Relief”) by the U.S. Securities and
Exchange Commission (the “SEC”) that permits the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees. In addition to the Class I Shares, Class D Shares, Class S Shares, and Class
T Shares, the Fund may offer additional classes of shares in the future.
Brookfield Asset Management Private Institutional Capital Adviser (Canada), L.P. (the “Adviser”) serves as the investment adviser to the Fund pursuant to the terms of an investment advisory agreement with the Fund (the “Advisory Agreement”).
The Adviser is an indirect wholly-owned subsidiary of Brookfield Asset Management Ltd. (NYSE: BAM; TSX: BAMA)
("Brookfield Asset Management" or "BAM"). Brookfield Public Securities Group LLC (the "Administrator," "PSG," or the
"Sub-Adviser," together with the Adviser, the "Advisers"), an indirect-wholly-owned subsidiary of BAM, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as Administrator to the Fund.
Brookfield Corporation (NYSE: BN; TSX: BN), holds a 73% interest in BAM. Brookfield Asset Management is a leading global alternative asset manager.
In addition, pursuant to an investment sub-advisory agreement (the "Sub-Advisory Agreement") between the Adviser and
PSG, PSG is responsible for the implementation of the Fund's investment strategy with respect to its investments in public securities, in accordance with the Fund's investment objectives and strategies.
The Fund’s investment objective is to maximize total returns through growth of capital and current income. There can be no assurance that the Fund will achieve its investment objective.
BII launched on November 1, 2023, as a regulated investment company, structured as a "tender offer fund." At the time of launch, a predecessor fund based in Luxembourg, Brookfield Infrastructure Income Fund SCSp (the "Predecessor Fund"),
was reorganized into the Fund (the "Reorganization") and as a result, the Fund adopted all of the assets and liabilities of the Predecessor Fund, including its portfolio of private infrastructure investments. The Fund maintains an investment objective and investment strategies, policies, guidelines and restrictions that are, in all material respects, equivalent to those of the Predecessor Fund. Further, the Reorganization did not result in (1) a material change in the Predecessor
Fund’s investment portfolio due to investment restrictions; or (2) a change in accounting policies. Additionally, the Advisers and portfolio managers did not change as a result of the Reorganization. The net asset value of the Fund’s shares as of close of business on October 31, 2023, after the Reorganization, was $10.00 for Class I Shares and the Fund received in-kind capital contributions of net assets valued at $1,548,638,000 in exchange for 154,864,000 Class I Shares.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Reporting entity and principles of consolidation
The entities listed below are wholly-owned subsidiaries (each, a "Subsidiary," or together "Subsidiaries") of the Fund. All investments held by the Subsidiaries are disclosed in the Consolidated Schedule of Investments.
Subsidiaries
Enercare BII ULC, an Alberta corporation formed on September 23, 2022.

2025 Quarterly Report
BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Notes to Consolidated Schedule of Investments (Unaudited) (continued)
March 31, 2025
IPL BII ULC, an Alberta corporation formed on September 23, 2022.
Ontario Wind BII ULC, an Alberta corporation formed on September 23, 2022.
Intermediate Holdings US LLC, formed as a limited liability company under the Delaware Limited Liability Company Act on September 30, 2022.
BII Foundry Holdings LLC, formed as a limited liability company under the Delaware Limited Liability Company Act on
December 22, 2022.
BII Smoky Holdings LLC, formed as a limited liability company under the Delaware Limited Liability Company Act on
February 16, 2023.
BII Finco (Cayman) 2 LP formed as an Exempted Limited Partnership registered in the Cayman Islands on October 10,
2023.
BII Finco GP LLC, formed in Delaware on October 10, 2023 and is the sole general partner of BII Finco (Cayman) 2 LP.
BII Preferred US Holdings LLC, formed as a limited liability company under the Delaware Limited Liability Company Act on May 16, 2024.
BII RIC Europe Holdings (UK) Limited, formed as a limited liability company under the United Kingdom Companies Act
2006 as a private company on July 31, 2024.
BII Launch Holdings LLC, formed as a limited liability company under the Delaware Limited Liability Company Act on
November 8, 2024.
Valuation of investments
The Board of Directors (the "Board") has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.
The Fund values its private investments on at least a monthly basis. The Fund carries its private investments at their estimated fair value as determined by the Adviser. A number of valuation methodologies are considered in arriving at the fair value of unquoted investments, including internal or external valuation models, which may include discounted cash flow analysis. The most appropriate methodology to determine fair value is chosen on an investment by investment basis. Any control, size, liquidity or other discounts or premiums on the investment are considered by the Adviser in their determination of fair value. During the initial period after an investment has been made, cost may represent the most reasonable estimate of fair value. Intra-quarter, month-end values will reflect the latest quarterly valuation, as adjusted based on the total return that the investment is expected to generate, the impact of foreign exchange rates, and any adjustments the Adviser deems appropriate.
Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the relevant exchange closes early, then the equity security will be valued at the last traded price before the relevant exchange close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Notes to Consolidated Schedule of Investments (Unaudited) (continued)
March 31, 2025

Brookfield
Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser, does not represent fair value.
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models.
The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.
The fair value of financial instruments that are traded in active markets at each reporting date is determined by reference to quoted market prices or dealer price quotation, without any deduction for transaction costs. For financial instruments not traded in an active market, the fair value is determined using appropriate valuation techniques. Such techniques may include using recent arm’s length market transactions, reference to the current fair value or another instrument that is substantially the same, a discounted cash flow analysis, or other valuation models.
Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser following the procedures adopted by the Adviser under the supervision of the Board.
The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser uses in determining fair value. Non-publicly traded debt and equity securities and other securities or instruments for which reliable market quotations are not available are valued by the Adviser using valuation methodologies applied on a consistent basis.
These securities may initially be valued at the acquisition price as the best indicator of fair value. The Adviser reviews the significant unobservable inputs, valuations of comparable investments and other similar transactions for investments valued at acquisition price to determine whether another valuation methodology should be utilized. Subsequent valuations will depend on facts and circumstances known as of the valuation date and the application of valuation methodologies further described below. The fair value may also be based on a pending transaction expected to close after the valuation date. These valuation methodologies involve a significant degree of management judgment. Accordingly, valuations do not necessarily represent the amounts which may eventually be realized from sales or other dispositions of investments in the future. Fair values may differ from the values that would have been used had a ready market for the investment existed, and the differences could be material.
The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.
The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized gain or loss recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

2025 Quarterly Report
BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Notes to Consolidated Schedule of Investments (Unaudited) (continued)
March 31, 2025
be material. For those securities valued by fair valuations, the Adviser reviews and affirms the reasonableness of the valuations based on such methodologies on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.
3. FAIR VALUE MEASUREMENTS
A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical assets or liabilities
Level 2 — quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of
March 31, 2025:
FAIR VALUE MEASUREMENTS
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
US$ THOUSANDS
Investments accounted for at fair value:
Private investments ............................ $ — $ — $ 2,774,945 $ 2,774,945
Corporate bonds .............................. — 946,996 — 946,996
Short-Term Investments ........................ 56,348 — — 56,348
Total Investments at Fair Value ................... $ 56,348 $ 946,996 $ 2,774,945 $ 3,778,289
Other Financial Instruments (Assets)
Foreign currency forward contracts ............... $ — $ 34,692 $ — $ 34,692
Interest rate swaps ............................ — 278 — 278
Total Other Financial Instruments (Assets) .......... $ — $ 34,970 $ — $ 34,970
Other Financial Instruments (Liabilities)
Foreign currency forward contracts ............... $ — $ 18,160 $ — $ 18,160
Total Other Financial Instruments (Liabilities) ........ $ — $ 18,160 $ — $ 18,160
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Notes to Consolidated Schedule of Investments (Unaudited) (continued)
March 31, 2025

Brookfield
The table below shows the significant unobservable valuation inputs that were used by the Adviser to fair value the Level
3 investments as of March 31, 2025.
The following is a reconciliation of the assets in which significant unobservable inputs (Level 3) were used in determining fair value:
4. BORROWINGS
Credit facility : The Predecessor Fund established a line of credit on April 19, 2023. This facility was transferred to the Fund as part of the Reorganization that occurred on October 31, 2023 and was subsequently amended on November 21, 2024.
The Fund pays interest in the amount of the Secured Overnight Financing Rate ("SOFR") plus an applicable margin on the amount borrowed and incurs commitment fees on the unused portion.
During the three months ended March 31,2025, the Fund incurred commitment fees of $546,000 and amortized $950,000 in deferred financing costs. As of March 31, 2025, the Fund had $4,924,000 in unamortized deferred financing costs. The remaining portion is being amortized over the life of the agreement which matures on November 20, 2026.
Quantitative Information about Level 3 Fair Value Measurements
Value as of
March 31, 2025
Valuation
Approach Valuation Technique
Unobservable
Input
Amount or
Range/
(Weighted
Average)
Impact to
Valuation
from an
Increase
in Input
(1)
US$ THOUSANDS
Private equity
Investments
$2,331,417 Income
Approach
Discounted
cash flow model
Discount
Rate
7% to 20%
(11%)
Decrease
Terminal Value
Multiple
4x to 26x
(15x)
Increase
Private debt
Investments
$443,528 Income
Approach
Discounted
cash flow model
Discount
Rate
8% to 12%
(9%)
Decrease
(1)
The impact represents the expected directional change in the fair value of Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
Private Equity Private Debt Total
US$ THOUSANDS
Balance as of December 31, 2024 $ 2,281,116 $ 363,880 $ 2,644,996
Purchases of investments ................................ 74,400 83,077 157,477
Return of capital ....................................... (93,977) (830) (94,807)
Sales proceeds ........................................ — — —
Accrued discounts (premiums) ............................ — — —
Realized gain (loss) ..................................... — — —
Net change in unrealized gain ............................ 69,878 (2,599) 67,279
Balance as of March 31, 2025 ............................ $ 2,331,417 $ 443,528 $ 2,774,945
Change in unrealized gain for Level 3 assets still held at the reporting date .........................................
$ 69,878 $ (2,599) $ 67,279
3. FAIR VALUE MEASUREMENTS (continued)

2025 Quarterly Report
BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Notes to Consolidated Schedule of Investments (Unaudited) (continued)
March 31, 2025
In addition, as of March 31, 2025, $76,000,000 of the credit facility was committed for letters of credit in conjunction with our investments in Canadian Wind Portfolio (Ontario Wind), U.S. Hydro (Smoky Mountain), North American Residential
Infrastructure (Enercare), U.S. Semiconductor Foundry (Intel Partnership) and U.K. Offshore Wind (Orsted).
Related party : On December 8, 2023, the Fund established a $300 million loan facility with BII BIG Holdings L.P., an indirect wholly-owned subsidiary of BAM. Each loan advanced under the facility incurs interest at a rate of 8% per annum and is repayable no later than two years following the date of advance. As of March 31, 2025, the Fund did not have a balance outstanding on the facility.
5. INVESTMENTS IN AFFILIATED ISSUERS
The table below reflects transactions during the period with entities that are affiliates as of March 31, 2025.
    aa
Opening
Value
Purchases,
net of returns
of capital Sales
Unrealized
Gain (Loss)
1
End Value
Dividend and
Distributions
Income
2
US$ THOUSANDS
Australian Utility (AusNet Services) $ 99,058 $ — $ — $ 3,818 $ 102,876 $ —
Canadian Midstream (Inter Pipeline) 174,993 — — 3,818 178,811 —
Canadian Wind Portfolio (Ontario Wind) 110,639 — — (1,060) 109,579 1,607
Colombian Renewable Power (Isagen) 98,584 — — (1,531) 97,053 2,501
European Telecom Towers (GD Towers) 98,380 — — 7,013 105,393 233
Global Container Network (Triton International) 103,605 (9,165) — 3,814 98,254 3,149
Global Renewable Power (Neoen) 209,459 74,220 — 18,017 301,696 —
North American Residential Infrastructure (Enercare) 136,303 — — 3,898 140,201 —
North American Residential Infrastructure (Homeserve) 100,596 (498) — 2,603 102,701 1,034
Nuclear Services (Westinghouse) 148,820 — — 4,493 153,313 2,626
Terraform Renewable Power (TERP) 162,481 — — (3,825) 158,656 4,080
U.K. Offshore Wind (Orsted) 16,347 (1,792) — 913 15,468 —
U.K. Utility (SGN) 58,014 — — 3,028 61,042 —
U.K. Wind & Solar (OnPath) 18,400 (340) — 1,263 19,323 —
U.S. Hydro (Smoky Mountain) 171,649 (59,195) — 8,542 120,996 —
U.S. Semiconductor Foundry (Intel Partnership) — — — — — —
U.S. Utility (FirstEnergy Transmission) 60,588 — — 1,134 61,722 99
U.S. Wireless Infrastructure (SVP) 7,500 — — 331 7,831 —
BII BID Aggregator A L.P. 232,407 81,065 — (3,368) 310,104 7,937
BII BID Aggregator B L.P. 85,476 458 — 1,054 86,988 2,311
BII BID Preferred Aggregator L.P. 45,997 724 — (285) 46,436 896
$ 2,139,296 $ 85,477 $ — $ 53,670 $ 2,278,443 $ 26,473
1 Includes foreign currency translation gains & losses.
2 Dividend and distributions income is shown gross of foreign withholding taxes.
4. BORROWINGS (continued)